Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 8,089						¥ 553,911		¥ 1,306,554		¥ (34,995)		¥ 121,105		¥ 1,954,664
Balance (in Shares) | shares	1,073,891,784	1,073,891,784
Balance at Dec. 31, 2020	¥ 8,089						553,911		1,306,554		(34,995)		121,105		1,954,664
Balance (in Shares) at Dec. 31, 2020 | shares	1,073,891,784	1,073,891,784
Net income (loss)									250,989				8,952		259,941
Foreign currency translation											(9,116)				(9,116)
Provision for statutory reserves							3,310		(3,310)
Distribution of dividend									(242,518)				(7,580)		(250,098)
Unrealized net gain on available-for-sale investments											6,252				6,252
Share of other comprehensive gain of affiliates											(1,281)				(1,281)
Balance at Dec. 31, 2021	¥ 8,089						557,221		1,311,715		(39,140)		122,477		1,960,362
Balance (in Shares) at Dec. 31, 2021 | shares	1,073,891,784	1,073,891,784
Balance (in Dollars)	¥ 8,089						557,221		1,311,715		(39,140)		122,477		1,960,362
Balance (in Shares) | shares	1,073,891,784	1,073,891,784
Net income (loss)									100,272				(14,549)		85,723
Exercise of share options	¥ 2														2
Exercise of share options (in Shares) | shares	400,000	400,000
Repurchase of ordinary shares from open market					¥ (10)				(3,974)						(3,984)
Repurchase of ordinary shares from open market (in Shares) | shares					1,449,300	1,449,300
Share-based compensation			461												461
Cash dividend									(52,069)						(52,069)
Pro rata distribution of equity method investee’s shares to shareholders (Note 9)									(265,661)						(265,661)
Foreign currency translation											3,728				3,728
Provision for statutory reserves							2,299		(2,299)
Unrealized net gain on available-for-sale investments											(1,919)				(1,919)
Share of other comprehensive gain of affiliates											4,688				4,688
Share of other comprehensive gain of affiliates (in Shares) | shares
Balance at Dec. 31, 2022	¥ 8,091		461		¥ (10)		559,520		1,087,984		(32,643)		107,928		1,731,331
Balance (in Shares) at Dec. 31, 2022 | shares	1,074,291,784	1,074,291,784			1,449,300	1,449,300
Balance (in Dollars)	¥ 8,091		461		¥ (10)		559,520		1,087,984		(32,643)		107,928		1,731,331
Balance (in Shares) | shares	1,074,291,784	1,074,291,784			1,449,300	1,449,300
Net income (loss)									280,477				8,622		289,099	$ 40,719
Ordinary shares issued for business combinations (Note 3)	¥ 584		208,906										169,771		379,261
Ordinary shares issued for business combinations (Note 3) (in Shares) | shares	84,621,440	84,621,440
Repurchase of ordinary shares from open market			(28,968)		¥ (75)										(29,043)
Repurchase of ordinary shares from open market (in Shares) | shares					10,528,820	10,528,820
Repurchase of ordinary shares from certain selling shareholder (Note 17)			(8,720)		¥ (25)										(8,745)
Repurchase of ordinary shares from certain selling shareholder (Note 17) (in Shares) | shares					3,591,780	3,591,780
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 17)			(24,452)		¥ (68)								(21,557)		(46,077)
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 17) (in Shares) | shares					9,107,140	9,107,140
Share-based compensation			17,095												17,095
Acquisition of non-controlling interests of a subsidiary			(1,601)										1,491		(110)
Foreign currency translation											2,249				2,249
Provision for statutory reserves							48,856		(48,856)
Unrealized net gain on available-for-sale investments											2,458				2,458	346
Share of other comprehensive gain of affiliates
Balance at Dec. 31, 2023	¥ 8,675	$ 1,222	162,721	$ 22,919	¥ (178)	$ (25)	608,376	$ 85,688	1,319,605	$ 185,862	(27,936)	$ (3,935)	266,255	$ 37,501	2,337,518	329,232
Balance (in Shares) at Dec. 31, 2023 | shares	1,158,913,224	1,158,913,224			24,677,040	24,677,040
Balance (in Dollars)	¥ 8,675	$ 1,222	¥ 162,721	$ 22,919	¥ (178)	$ (25)	¥ 608,376	$ 85,688	¥ 1,319,605	$ 185,862	¥ (27,936)	$ (3,935)	¥ 266,255	$ 37,501	¥ 2,337,518	$ 329,232
Balance (in Shares) | shares	1,158,913,224	1,158,913,224			24,677,040	24,677,040